(Loss) Earnings Per Share Amounts - Schedule of Earnings Per Share Basic and Diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Abstract]
Net (loss) income for basic and diluted earnings per share available to common shareholders	$ (54,495)	$ 31,044	$ 68,846
Weighted-average number of shares outstanding - basic	120,744,832	122,726,275	130,775,288
Effect of dilutive securities - stock-based compensation		643,768
Weighted-average number of shares outstanding - diluted	120,744,832	123,370,043	130,775,288
(Loss) earnings per share - Basic	$ (0.45)	$ 0.25	$ 0.53
(Loss) earnings per share - Diluted	$ (0.45)	$ 0.25	$ 0.53